Contract Assets and Liabilities - Summary of Contract Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	₩ 233,922	₩ 202,967
Allocation of consideration between performance obligations [member]
Disclosure of revenue from contracts with customers [line items]
Contract assets	132,221	118,278
Wireless service contracts [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	18,544	18,397
Customer loyalty programs [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	7,706	12,699
Fixed-line service contracts [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	136,880	118,525
Other contract liabilities [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	₩ 70,792	₩ 53,346